Net Loss Per Share (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of shares	9,013,144	4,987,069	3,892,068
Loss	$ (6,716)	$ (19,599)	$ (13,551)